RELATED PARTY TRANSACTIONS (Details Narrative)																										1 Months Ended		9 Months Ended			12 Months Ended
	Oct. 26, 2022 USD ($)	Oct. 26, 2022 AUD ($)	Aug. 02, 2022 USD ($)	Aug. 02, 2022 AUD ($)	Aug. 02, 2022 USD ($)	Aug. 02, 2022 AUD ($)	May 04, 2022 USD ($)	May 04, 2022 AUD ($)	Aug. 12, 2021 USD ($) shares	Jul. 13, 2020 AUD ($)	May 14, 2019 USD ($) $ / shares shares	May 14, 2019 AUD ($) shares	May 14, 2019 USD ($) $ / shares shares	May 14, 2019 AUD ($) shares	Mar. 16, 2018 USD ($)	Mar. 16, 2018 AUD ($)	Feb. 01, 2018 USD ($)	Feb. 01, 2018 AUD ($)	May 05, 2016 USD ($)	May 05, 2016 AUD ($)	Feb. 25, 2016 USD ($)	Feb. 25, 2016 AUD ($)	Feb. 25, 2015 USD ($)	Feb. 25, 2015 AUD ($)	Feb. 25, 2015 AUD ($)	May 31, 2021	May 31, 2019 shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 AUD ($) shares	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 AUD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 AUD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2020 AUD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 AUD ($)	Mar. 31, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 AUD ($)	May 05, 2016 AUD ($)
Related Party Transaction [Line Items]
Other related parties current | $																												$ 29,777			$ 30,746		$ 33,347
Payments for rent | $																												22,244		$ 19,680	28,366		$ 28,112
Bonus payable																												$ 33,048	$ 48,387		$ 99,691	$ 144,166
Exercise price | $ / shares
Granted exercise price | $ / shares
Accrued salaries																												$ 56,050			$ 37,341		$ 101,250						$ 82,500	$ 54,000	$ 135,000
Due to related parties | $																												49,558			51,171		55,500
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payments form related party																																		$ 221,890	$ 136,606	$ 202,620	$ 64,377	$ 90,000
Bonus payable amount																																					137,120	200,000
Remaining bonus amount																												$ 89,002	$ 133,000		125,386	181,324					$ 178,256	$ 260,000
Bonus payable																																	166,418	$ 422,610	$ 280,726	$ 407,380
Restricted stock shares of common stock | shares																											0.078
Three Year Operating Lease Agreement [Member]
Related Party Transaction [Line Items]
Payments for rent																			$ 2,176	$ 3,000
Nathanielsz Employment Agreement [Member]
Related Party Transaction [Line Items]
Expired date																							Feb. 25, 2019	Feb. 25, 2019
Annual salary	$ 414,900	$ 600,000																					$ 205,680	$ 300,000	$ 25,000						$ 205,680	$ 300,000
Percentage of pension of monthly salary																												9.50%	9.50%		9.50%	9.50%
Percentage of bonus of annual base salary																												200.00%	200.00%
Base salary per month | $																								$ 25,000
Nathanielsz Employment Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Annual salary			$ 414,900	$ 600,000											$ 274,240	$ 400,000
Percentage of bonus of annual base salary																							200.00%	200.00%				100.00%	100.00%		200.00%	200.00%
Nathanielsz Employment Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Annual salary			276,600	400,000											$ 205,680	$ 300,000
Mrs. Nathanielsz [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Bonus payable | $																																	$ 316,957
Employment Agreement [Member]
Related Party Transaction [Line Items]
Number of restricted stock unit vested, shares | shares											0.04	0.04																0.04	0.04
Employment Agreement [Member] | Initial Nathanielsz RSUs [Member]
Related Party Transaction [Line Items]
Restricted stock shares of common stock | shares											0.04	0.04																			0.04	0.04
Employment Agreement [Member] | Additional Nathanielsz RSUs [Member]
Related Party Transaction [Line Items]
Restricted stock unit issuable | shares																												0.04	0.04		0.04	0.04
Employment Agreement [Member] | Additiona Nathanielsz R S Us [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value | $ / shares											$ 0.0078
Gross proceeds from equity financing | $											$ 4,000,000
Services Agreement [Member]
Related Party Transaction [Line Items]
Restricted stock unit issuable | shares																															0.02	0.02	0.02	0.02
Number of restricted stock unit vested, shares | shares																												0.02	0.02
Services Agreement [Member] | Initial Kenyon RSUs [Member]
Related Party Transaction [Line Items]
Restricted stock shares of common stock | shares											0.02	0.02	0.02	0.02
Services Agreement [Member] | Additional Kenyon RSUs [Member]
Related Party Transaction [Line Items]
Restricted stock shares of common stock | shares											0.02	0.02	0.02	0.02
Gross proceeds from equity financing | $													$ 4,000,000
Number of restricted stock unit vested, shares | shares													0.005	0.005
Accounting Standards Update 2016-02 [Member]
Related Party Transaction [Line Items]
Operating lease, description																										Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022
North Horizon Pty Ltd [Member]
Related Party Transaction [Line Items]
Lessor, Operating lease, term of contract							3 years	3 years											5 years																							5 years
Operating leases rent expense, minimum rentals							$ 2,176	$ 3,000											$ 28,325	39,600
Goods and service tax																			2,575	$ 3,600
Payments for rent																															$ 84,452	$ 122,129	$ 64,597	$ 86,129
North Horizon Pty Ltd [Member] | Three Year Operating Lease Agreement [Member]
Related Party Transaction [Line Items]
Lessor, Operating lease, term of contract							3 years	3 years
Payments for rent							$ 2,176	$ 3,000
Former Director [Member]
Related Party Transaction [Line Items]
Loans from former director | $																															51,171		55,500
Other related parties current | $																															30,746		33,347
Loans from related party | $																												$ 29,777			30,746
Due to related parties | $																												49,558			51,171
Nathanielsz [Member] | North Horizon Pty Ltd [Member]
Related Party Transaction [Line Items]
Operating leases, future minimum payments due																			$ 141,629									$ 99,872			84,452								$ 149,129	$ 122,129		$ 198,000
Mrs. Nathanielsz [Member]
Related Party Transaction [Line Items]
Annual salary																	$ 80,904	$ 120,000
Payments form related party																															$ 5,577	$ 7,689	$ 34,476	$ 46,135
James Nathanielsz [Member]
Related Party Transaction [Line Items]
Payments form related party																					$ 3,205	$ 4,481
Mr. Nathanielsz [Member] | Board of Directors [Member]
Related Party Transaction [Line Items]
Officers compensation			$ 96,810	$ 140,000					$ 177,840	$ 240,000	$ 315,376	$ 460,000
Debt conversion, converted instrument, shares issued | shares									5,928,000
Mr. Nathanielsz [Member] | Board of Directors [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Officers compensation					$ 96,810	$ 140,000
Mr. Nathanielsz [Member] | Board of Directors [Member] | AUD Currency [Member]
Related Party Transaction [Line Items]
Bonus granted percentage										60.00%
Mr. Nathanielsz [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Annual salary											$ 309,313	$ 400,000
Agreement term											3 years	3 years
Agreement renewal term											1 year	1 year
Option purchase shares | shares											0.04	0.04
Exercise price | $ / shares											$ 4,675,000
Market price											110.00%	110.00%
Granted exercise price | $ / shares											$ 4,250,000
Options vested, description											The Nathanielsz Options have a term of	The Nathanielsz Options have a term of
Option term											10 years	10 years
Dr. Kenyon [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Annual salary											$ 41,580	$ 54,000
Agreement term											3 years	3 years
Agreement renewal term													1 year	1 year
Option purchase shares | shares											0.02	0.02	20	20
Exercise price | $ / shares											$ 4,250,000		$ 4,250
Market price											100.00%	100.00%	100.00%	100.00%
Options vested, description													The Kenyon Options have a term of 10 years from the date of grant. 1/3rd of the Kenyon Options shall vest every successive one-year anniversary following the Effective Date, provided, that on each such vesting date Dr. Kenyon is employed by the Company and subject to the other provisions of the Services Agreement. The Initial Kenyon RSUs shall vest on the one-year anniversary of the Effective Date, subject to Dr. Kenyon’s continued employment with the Company through such vesting date. The Additional Kenyon RSUs will vest as follows, subject to Dr. Kenyon’s continued employment with the Company through the applicable vesting date: (i) 0.005 of the Additional Kenyon RSUs shall vest upon the Company submitting the CTA for PRP for the Study in an applicable jurisdiction to be selected by the Company, (ii) 0.005 of the Additional Kenyon RSUs shall vest upon the Company completing an equity financing in the amount of at least $4,000,000 in gross proceeds, (iii) 0.005 of the Additional Kenyon RSUs shall vest upon the shares of the Company’s Common Stock being listed on a senior stock exchange (NYSE, NYSEMKT or NASDAQ), and (iv) the remaining 0.005 of the Additional Kenyon RSUs shall vest upon the Company enrolling its first patient in the Study.	The Kenyon Options have a term of 10 years from the date of grant. 1/3rd of the Kenyon Options shall vest every successive one-year anniversary following the Effective Date, provided, that on each such vesting date Dr. Kenyon is employed by the Company and subject to the other provisions of the Services Agreement. The Initial Kenyon RSUs shall vest on the one-year anniversary of the Effective Date, subject to Dr. Kenyon’s continued employment with the Company through such vesting date. The Additional Kenyon RSUs will vest as follows, subject to Dr. Kenyon’s continued employment with the Company through the applicable vesting date: (i) 0.005 of the Additional Kenyon RSUs shall vest upon the Company submitting the CTA for PRP for the Study in an applicable jurisdiction to be selected by the Company, (ii) 0.005 of the Additional Kenyon RSUs shall vest upon the Company completing an equity financing in the amount of at least $4,000,000 in gross proceeds, (iii) 0.005 of the Additional Kenyon RSUs shall vest upon the shares of the Company’s Common Stock being listed on a senior stock exchange (NYSE, NYSEMKT or NASDAQ), and (iv) the remaining 0.005 of the Additional Kenyon RSUs shall vest upon the Company enrolling its first patient in the Study.
Option term											10 years	10 years	10 years	10 years
Dr. Kenyon [Member] | Cancellation Agreement [Member]
Related Party Transaction [Line Items]
Debt conversion, converted instrument, shares issued | shares									3,420,000
Cancellation of accrued salary | $									$ 102,600
Dr Kenyon [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Annual salary | $														$ 54,000